Other Financial Assets (Non-current) - Summary of Other Financial Assets (Non-current) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of financial assets [abstract]
Margin money with banks	₨ 1,048.0	$ 16.1	₨ 745.6
Restricted deposits	690.6	10.6	571.9
Loans to employees	280.6	4.3	277.3
Derivative financial instruments	28,469.0	436.8	27,753.4
Advance and other receivables recoverable in cash (including supplier recoveries)	10,728.4	164.6
Others	9,376.2	143.9	7,299.5
Total	₨ 50,592.8	$ 776.3	₨ 36,647.7